Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bertolet Capital Trust
Entity Central Index Key	0001216907
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Pinnacle Value Fund
Shareholder Report [Line Items]
Fund Name	PINNACLE VALUE FUND
Class Name	Pinnacle Value Fund
Trading Symbol	PVFIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This Annual Shareholder Report contains important information about the Pinnacle Value Fund - PVFIX for Jan. 1, 2025 to Dec. 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.pinnaclevaluefund.com. You can also request this information by calling (877) 369-3705 X111.
Additional Information Phone Number	(877) 369-3705
Additional Information Email	www.pinnaclevaluefund.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Pinnacle Value Fund	$128	1.24%

*Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

Our Fund’s NAV rose 6% in 2025, versus the benchmark Russell 2000 which rose 12.8%. There’s no way to sugarcoat our lackluster performance. Basically, three of our larger positions (Unifi, Culp, Hurco) declined and the rest of the portfolio’s performance was not enough to overcome the impact. On a positive note, our largest position Gulf Island Fabrication received a $12/sh cash takeover bid from a strategic buyer. With a cost basis $3.88/sh, we’re grateful for the bid.

The US small cap market, as measured by the R2000, had a surprising year. The first quarter saw a decline of almost 10% as the market dealt with the first iteration of tariffs that sparked global inflation fears. The remaining quarters were up as tariffs were reduced and inflation fears subsided. The AI trade remained strong helping big tech stocks to lead the market higher. Crypto, digital assets and precious metals kept the rally going as did expectations of further Fed rate cuts. The market euphoria continued and in the end FOMO (fear of missing out) seemed to rule the day.

As is shown on the next page, detractors outweighed contributors to performance. As mentioned earlier, our biggest detractors were Unifi, Culp and Hurco which are all facing cyclical headwinds.

Unifi and Culp are dealing with weak furniture sales from a subdued housing market while Hurco is dealing with weak machine tool demand in the face of worldwide economic uncertainty. All three are working to reduce their expense levels to match lower sales but it is taking longer than expected. Fortunately, all have strong brand names, capable managements and reasonable balance sheets that provide needed flexibility. We have not sold a share and added modestly to each.

Contributors to performance included the aforementioned Gulf Island which received a $12/sh cash bid. We’ve owned Gulf Island a few years and its rise to stardom was not always smooth. Setbacks included major hurricane damage, project cost overruns and litigation. Fortunately, a capable management team overcame the obstacles and a return to profitability attracted a capable suitor. We were very patient with Gulf Island as we thought they were fundamentally on track despite the setbacks. Agriculture conglomerate Seaboard also did well as margins continued to improve. Finally, our precious metals ETFs benefitted from higher gold/silver prices.

Security purchases were slightly higher than sales in 2025 as we harvested winners and redeployed the proceeds appropriately. We added several new positions during the year including Diodes (electronic components), Innospec (chemicals), Marten Transport (refrigerated trucking), PetMed Express (pet pharmacy), San Juan Royalty Trust (oil & gas royalty trust), Seadrill (offshore driller), Stepan (chemicals) and Sifco (turbine components). All were purchased at attractive valuations, have capable managements, reasonable business models and strong balance sheets. We trimmed several positions on valuation and eliminated Getty Realty, Graham and our two precious metals ETFs. All were sold for long term capital gains to minimize taxes.

There has been no change in our fundamental outlook. We continue to believe the US stock market remains fully valued based on reliable metrics like P/E, price to book and price to cash flow. We believe interest rates will stay higher for longer as the Fed continues to walk the fine line of containing inflation while fostering economic growth. It’s unclear how much longer high deficit spending can continue without putting additional upward pressure on long term interest rates. Lots of capital is being spent on AI but its impact on corporate profits is unclear. 2026 is an election year so we may see some government stimulus but how the recipients respond is a wild card.

The impact of tariffs remains to be seen as many firms are now working through low-cost inventory purchased at pre tariff prices. Once that inventory is exhausted, higher cost inventory may lead to higher prices, We agree with proponents of a K shaped economy. Those at the upper end of the economic spectrum are enjoying the wealth effect of higher asset prices while those at the lower end face numerous headwinds including higher prices, rising health care costs, affordability issues and a difficult hiring market that could be further challenged by AI technology. For the moment the unemployment rate remains steady but that could change quickly if any dislocation causes asset prices to fall significantly.

By now you should have received your yearend statement. Should you have any questions about your account or the Fund, don’t hesitate to call or write. We are positioned to invest our cash as opportunities arise and are searching diligently for such opportunities. Your portfolio manager remains a major Fund shareholder and buys shares opportunistically.

John E. Deysher Pinnacle Value Fund

President & Portfolio Manager

745 Fifth Ave.- 500

New York, NY 10151

212-725-0805

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Pinnacle Value Fund	5.95%	11.20%	7.18%
Russell 2000 Index	12.81%	6.09%	9.62%

Net Assets	$ 35,769,200
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 318,821
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$35,769,200	41	24.00%	$318,821

Holdings [Text Block]

SECURITY CLASSIFICATIONS
Government Money Market Funds	30.4%
Apparel & Textiles	11.3%
Consumer Goods & Services	10.4%
Industrial Goods & Services	8.4%
Transportation	8.0%
Construction & Fabrication	7.9%
Energy	6.5%
Banks & Thrifts	4.0%
Closed End & Exchange Traded Funds	2.8%
Insurance & Real Estate	2.6%
Technology	1.8%
Total	100.0%

Largest Holdings [Text Block]

TOP 10 POSITIONS	% NET ASSETS
1.Gulf Island Fabrication- engineering/design/fabrication	11.6%
2. Hurco- machine tool maker with worldwide distribution	4.6%
3. Seaboard- agricultural conglomerate	4.1%
4. Unifi- texturized nylon/polyester yarn used in fabrics	3.6%
5. Ingles Markets- Southeastern retail grocery chain	3.6%
6. Culp Inc.- fabrics for furniture & mattress coverings	3.3%
7. Bristow Group- helicopter services to commercial/government clients	3.1%
8. Weyco Group- wholesale & retail men’s shoes	2.9%
9. First Acceptance- non standard auto insurance	2.7%
10. Aersale- aviation services	2.6%
Total	42.1%

YTD TOP 5 Contributors (includes dividends)
1.Gulf Island Fabrication	5.5%
2. Seaboard	2.1%
3. First Acceptance	0.8%
4. Sprott goldminers ETF	0.8%
5. Sprott junior gold miners ETF	0.7%

YTD TOP 5 Detractors (includes dividends)
1. Unifi	-2.7%
2. Culp	-2.2%
3. Hurco	-1.1%
4. Weyco	-0.4%
5. Shoe Carnival	-0.4%

Material Fund Change [Text Block]

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Pinnacle Value Fund at 877-369-3705 X115, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Updated Prospectus Phone Number	877-369-3705
Updated Prospectus Web Address	www.pinnaclevaluefund.com